Schedule of investments
Delaware Global Value Equity Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 99.25%Δ
Denmark − 2.76%
Novo Nordisk Class B	65,580	$ 8,855,018
		8,855,018
France − 11.72%
Air Liquide	82,750	11,727,957
Danone	177,700	9,364,480
Orange	702,370	6,977,938
Sodexo	99,660	9,545,820
		37,616,195
Germany − 9.73%
adidas AG	65,030	8,872,664
Fresenius Medical Care AG & Co.	160,660	5,257,383
Knorr-Bremse	101,780	5,560,829
SAP	111,970	11,553,140
		31,244,016
Japan − 5.01%
Asahi Group Holdings	106,800	3,351,944
Kao	192,900	7,723,937
Makita	213,200	5,003,475
		16,079,356
Netherlands − 4.95%
Koninklijke Ahold Delhaize	552,460	15,872,661
		15,872,661
Spain − 3.79%
Amadeus IT Group †	233,890	12,155,345
		12,155,345
Sweden − 7.85%
Essity Class B	361,770	9,475,147
H & M Hennes & Mauritz Class B	566,640	6,094,929
Securitas Class B	1,156,400	9,636,990
		25,207,066
Switzerland − 10.03%
Nestle	134,300	15,561,458
Roche Holding	24,460	7,684,670
Swatch Group	31,440	8,942,540
		32,188,668
United Kingdom − 13.93%
Diageo	299,520	13,216,822
Intertek Group	133,740	6,522,372
Smith & Nephew	869,790	11,666,754
Unilever	263,350	13,314,525
		44,720,473
United States − 29.48%
Clorox	86,060	12,076,800
Conagra Brands	106,770	4,131,999
Henry Schein †	164,090	13,105,868
Ingredion	102,120	10,000,611
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Kimberly-Clark	86,480	$ 11,739,660
Lamb Weston Holdings	99,630	8,902,937
Merck & Co.	115,860	12,854,667
Otis Worldwide	43,760	3,426,846
Parker-Hannifin	12,290	3,576,390
Pfizer	150,586	7,716,027
Visa Class A	34,200	7,105,392
		94,637,197
Total Common Stocks (cost $341,610,154)		318,575,995

Exchange-Traded Fund – 0.55%
Vanguard S&P 500 ETF	4,990	1,753,187
Total Exchange-Traded Fund (cost $1,689,754)		1,753,187

Total Value of Securities−99.80% (cost $343,299,908)		320,329,182
Receivables and Other Assets Net of Liabilities — 0.20%		649,948
Net Assets Applicable to 43,788,981 Shares Outstanding — 100.00%	$320,979,130
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
NQ-IV059 [12/22] 2/23 (2742172)    1

Schedule of investments
Delaware Global Value Equity Fund   (Unaudited)
 The following foreign currency exchange contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	EUR	(508,623)	USD	543,880	1/3/23	$(730)
BNYM	GBP	(194,236)	USD	234,278	1/4/23	(574)
BNYM	SEK	(1,305,249)	USD	125,008	1/3/23	(107)
Total Foreign Currency Exchange Contracts						$(1,411)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
ETF – Exchange-Traded Fund
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
EUR – European Monetary Unit
GBP – British Pound Sterling
SEK – Swedish Krona
USD – US Dollar
2    NQ-IV059 [12/22] 2/23 (2742172)